Shareholder Report, Line Graph (Details) 197236_Pacer US Cash Cows 100 ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Dec. 16, 2016	Apr. 30, 2026
Pacer US Cash Cows 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Pacer US Cash Cows 100 ETF NAV
Accumulated Value	$ 24,650	$ 25,551	$ 21,345	$ 21,426	$ 18,459	$ 10,830	$ 12,396	$ 11,887	$ 10,487	$ 10,000	$ 30,800
Pacer US Cash Cows 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Pacer US Cash Cows 100 Index
Accumulated Value	25,606	26,358	21,902	21,900	18,756	10,956	12,527	11,948	10,511	10,000	$ 32,170
S&P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500 Index
Accumulated Value	27,436	24,690	20,226	19,746	19,838	13,413	13,511	11,980	10,602	10,000	$ 35,986
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	$ 19,688	$ 18,137	$ 15,991	$ 15,799	$ 15,594	$ 10,686	$ 12,009	$ 11,011	$ 10,242	$ 10,000	$ 25,448